Transition to IFRS (Details 1)	12 Months Ended
Jan. 31, 2019 CAD ($)
Comprehensive loss under U.S. GAAP	$ 9,022,942
IFRS adjustments to comprehensive loss:
Leases (Note 26(a))	65,223
Convertible debentures (Note 26(b))	43,560
Total IFRS adjustments to comprehensive loss	108,783
Comprehensive loss under IFRS	$ 9,131,725